Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
	Year ended December 31,
	2022	2021	2020

Derivatives designated as cash flow hedging instruments:
Cost of revenues	$-	-	$(26)
Sales and marketing	$-	-	$(15)
General and administrative	$-	-	$(6)

Total expenses (income)	$-	-	$(47)